Property, plant and equipment (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	₨ 16,694,877
Balance at the ending	22,306,077	$ 271,308	₨ 16,694,877
Freehold [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	147,176
Balance at the ending	206,867		147,176
Building [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	3,885,982
Balance at the ending	4,273,827		3,885,982
Plant and machinery [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	6,669,988
Balance at the ending	8,909,150		6,669,988
Property, plant and equipment [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	14,149,645
Balance at the ending	17,001,842		14,149,645
Computer Equipment [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	232,889
Balance at the ending	256,584		232,889
Office Equipment [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	785,462
Balance at the ending	926,659		785,462
Fixtures and fittings [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	2,428,124
Balance at the ending	2,428,731		2,428,124
Vehicles [Member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	24
Balance at the ending	24		24
Construction in Progress [Member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	2,545,232
Balance at the ending	5,304,235		2,545,232
Gross carrying amount [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	30,761,766		26,304,397
Additions	5,808,691		4,485,212
Disposals or Deletions	77,512		27,843
Balance at the ending	36,492,945		30,761,766
Gross carrying amount [member] | Freehold [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	147,176		147,176
Additions	59,691		0
Balance at the ending	206,867		147,176
Gross carrying amount [member] | Building [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	4,944,478		4,767,708
Additions	1,304,500		178,465
Disposals or Deletions	10,309		1,695
Balance at the ending	6,238,669		4,944,478
Gross carrying amount [member] | Plant and machinery [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	17,512,223		15,161,056
Additions	3,839,433		2,369,218
Disposals or Deletions	48,651		18,051
Balance at the ending	21,303,005		17,512,223
Gross carrying amount [member] | Property, plant and equipment [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	30,761,766		26,304,397
Additions	5,808,691		4,485,212
Disposals or Deletions	77,512		27,843
Balance at the ending	36,492,945		30,761,766
Gross carrying amount [member] | Computer Equipment [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	1,863,469		1,685,739
Additions	191,867		185,020
Disposals or Deletions	18,075		7,290
Balance at the ending	2,037,261		1,863,469
Gross carrying amount [member] | Office Equipment [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	1,695,295		1,294,796
Additions	411,700		401,029
Disposals or Deletions	0		530
Balance at the ending	2,106,995		1,695,295
Gross carrying amount [member] | Fixtures and fittings [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	4,589,404		3,238,201
Additions	1,500		1,351,480
Disposals or Deletions	477		277
Balance at the ending	4,590,427		4,589,404
Gross carrying amount [member] | Vehicles [Member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	9,721		9,721
Additions	0		0
Disposals or Deletions	0		0
Balance at the ending	9,721		9,721
Accumulated depreciation and amortisations [Member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	16,612,122		14,287,482
Depreciation for the year	2,956,471		2,352,409
Disposals or Deletions	77,490		27,770
Balance at the ending	19,491,103		16,612,122
Accumulated depreciation and amortisations [Member] | Freehold [member]
Disclosure of Property, plant and equipments [Line Items]
Disposals or Deletions	0
Accumulated depreciation and amortisations [Member] | Building [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	1,058,496		871,698
Depreciation for the year	916,646		186,798
Disposals or Deletions	10,300		0
Balance at the ending	1,964,842		1,058,496
Accumulated depreciation and amortisations [Member] | Plant and machinery [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	10,842,235		9,590,746
Depreciation for the year	1,600,493		1,269,471
Disposals or Deletions	48,873		17,982
Balance at the ending	12,393,855		10,842,235
Accumulated depreciation and amortisations [Member] | Property, plant and equipment [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	16,612,122		14,287,482
Depreciation for the year	2,956,471		2,352,409
Disposals or Deletions	77,490		27,770
Balance at the ending	19,491,103		16,612,122
Accumulated depreciation and amortisations [Member] | Computer Equipment [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	1,630,581		1,494,287
Depreciation for the year	167,923		143,526
Disposals or Deletions	17,827		7,234
Balance at the ending	1,780,677		1,630,581
Accumulated depreciation and amortisations [Member] | Office Equipment [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	909,833		713,157
Depreciation for the year	270,508		197,215
Disposals or Deletions	5		539
Balance at the ending	1,180,336		909,833
Accumulated depreciation and amortisations [Member] | Fixtures and fittings [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	2,161,280		1,607,897
Depreciation for the year	901		555,399
Disposals or Deletions	485		2,016
Balance at the ending	2,161,696		2,161,280
Accumulated depreciation and amortisations [Member] | Vehicles [Member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	9,697		9,697
Depreciation for the year			0
Disposals or Deletions			0
Balance at the ending	₨ 9,697		₨ 9,697